UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

24695 Deer Ridge Ln. Athens, AL               35613
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(Address of principal executive offices)    (Zip code)

Michael M. Bissell 24695 Deer Ridge Ln. Athens, AL 35613
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(Name and address of agent for service)

Registrant's telephone number, including area code: 256-230-0783

Date of fiscal year end: 12/31/04

Date of reporting period: 09/30/04

Item 1.  Schedule of Investments.



                              Foresight Value Fund
                            Portfolio of Investments
                         September 30, 2004 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 92.19%

     APPAREL/ACCESSORIES - 2.82%

     Liz Claiborne, Inc. ............................    600           $  22,632
                                                                       ---------
     BEVERAGES (ALCOHOLIC) - 4.27%

     Constellation Brands, Inc.* ....................    900           $  34,254
                                                                       ---------
     BUSINESS SERVICES - 4.43%

     Iron Mountain Incorporated* ....................   1050           $  35,542
                                                                       ---------
     COMMUNICATIONS SERVICES - 2.94%

     Verizon Communications .........................    600           $  23,628
                                                                       ---------
     COMPUTER SERVICES - 2.71%

     First Data Corporation .........................    500           $  21,750
                                                                       ---------
     ELECTRIC UTILITIES - 2.91%

     Reliant Energy, Inc.* ..........................   2500           $  23,325
                                                                       ---------
     FOOD PROCESSING - 4.17%

     Sanderson Farms, Inc. ..........................   1000           $  33,450
                                                                       ---------
     HEALTHCARE FACILITIES - 4.92%

     HCA Inc. .......................................    600           $  22,890
     Orthodontic Centers of America, Inc.* ..........   3500              16,590
                                                                       ---------
                                                                       $  39,480
                                                                       ---------
     INSURANCE (ACCIDENT & HEALTH) - 7.17%

     Anthem, Inc.* ..................................    300           $  26,175
     UnumProvident Corp. ............................   2000              31,380
                                                                       ---------
                                                                       $  57,555
                                                                       ---------
     INSURANCE (MISCELLANEOUS) - 3.42%

     Brown & Brown, Inc. ............................    600           $  27,420
                                                                       ---------
     MAJOR DRUGS - 4.19%

     Pfizer Inc. ....................................   1100           $  33,660
                                                                       ---------
     MONEY CENTER BANKS - 4.40%

     Citigroup, Inc. ................................    800           $  35,296
                                                                       ---------
     NATURAL GAS UTILITIES - 4.58%

     El Paso Corporation ............................   4000           $  36,760
                                                                       ---------

                              Foresight Value Fund
                            Portfolio of Investments
                         September 30, 2004 (Unaudited)


     OIL & GAS OPERATIONS - 3.79%

     Whiting Petroleum Corporation* .................   1000           $  30,400
                                                                       ---------
     OIL WELL SERVICES & EQUIPMENT - 2.92%

     Seitel, Inc.* ..................................  23704           $  23,467
                                                                       ---------
     PERSONAL SERVICES - 3.69%

     H&R Block, Inc. ................................    600           $  29,652
                                                                       ---------
     PHOTOGRAPHY - 3.21%

     Eastman Kodak Company ..........................    800           $  25,776
                                                                       ---------
     RECREATIONAL ACTIVITIES - 2.84%

     Blockbuster, Inc. CL A .........................   3000           $  22,770
                                                                       ---------
     RETAIL (APPAREL) - 2.56%

     Gap, Inc. ......................................   1100           $  20,515
                                                                       ---------
     RETAIL (DRUGS) - 2.44%

     Express Scripts, Inc.* .........................    300           $  19,602
                                                                       ---------
     RETAIL (GROCERY) - 2.16%

     Safeway Inc.* ..................................    900           $  17,379
                                                                       ---------
     RETAIL (SPECIALTY) - 4.81%

     Autozone, Inc.* ................................    500           $  38,625
                                                                       ---------
     SAVINGS & LOANS / SAVINGS BANKS - 3.33%

     New York Community Bancorp .....................   1300           $  26,702
                                                                       ---------
     TIRES - 4.01%

     Goodyear Tire & Rubber Company * ...............   3000           $  32,220
                                                                       ---------
     TOBACCO - 3.52%

     Altria Group, Inc. .............................    600           $  28,224
                                                                       ---------
     TOTAL COMMON STOCKS (COST $718,920) ............................. $ 740,084
                                                                       ---------

                              Foresight Value Fund
                            Portfolio of Investments
                         September 30, 2004 (Unaudited)


CASH EQUIVALENTS - 4.86%

     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (1.20% Yield) ....... 39,019            $  39,019
                                                                       ---------
     TOTAL CASH EQUIVALENTS (COST $39,019) ........................... $  39,019
                                                                       ---------

TOTAL INVESTMENTS (COST $757,939) - 97.05% ........................... $ 779,103
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 2.95% ..................... $  23,641
                                                                       ---------

NET ASSETS - 100.00% ................................................. $ 802,744
                                                                       =========

     Shares of Beneficial Interest Outstanding .......................    78,322
                                                                       ---------
     Net Asset Value Per Share ....................................... $   10.25
                                                                       =========

*  Non-income producing security

                              Foresight Value Fund
                            Portfolio of Investments
                         September 30, 2004 (Unaudited)


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  11/12/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  11/12/04


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  11/12/04


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)